ROYALTIES, AND MINING AND INCOME TAX - Mining and income tax (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax on loss before tax at maximum South African statutory company tax rate	R 364.1	R 402.3	R 2,066.3
South African mining tax formula rate adjustment	(192.6)	(53.0)	157.6
US statutory tax rate adjustment	205.4	19.4	57.3
Non-deductible amortisation and depreciation	(14.7)	(21.2)	(0.9)
Non-taxable dividend received	2.1	15.4
Non-deductible finance expense	(86.3)	(118.2)	(165.8)
Non-deductible share-based payments	(81.3)	(78.9)	(58.4)
(Non-deductible loss)/non-taxable gain on fair value of financial instruments	(571.1)	136.9	(42.9)
(Non-deductible loss)/non-taxable gain on foreign exchange differences		250.3	45.0
Non-taxable share of results of equity-accounted investees	201.9	96.4	81.6
Non-deductible impairments	(21.9)	(123.2)	(1,054.9)
Non-taxable gain on acquisition	308.8
Non-deductible transaction costs	(94.4)	(110.0)	(154.6)
Tax adjustment in respect of prior periods	12.4	51.4
Net other non-taxable income and non-deductible expenditure	533.5	121.0	(251.7)
Change in estimated deferred tax rate	1,551.0	(1,295.2)	2,571.1
Deferred tax assets not recognised	(383.9)	(377.2)	(303.1)
Mining and income tax	R 1,733.0	R (1,083.8)	R 2,946.6